Income tax (Tables)	6 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
Income tax in profit and loss

(in millions of euros)	June 30, 2020	June 30, 2019
Total Income tax	(491)	(513)
Current tax	(474)	(525)
Deferred tax	(18)	12